Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Company's Financial Assets and Liabilities
The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2021 and 2022:

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2021	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	168,546	—	168,546	—
Available-for-sale debt investments	71,357	—	—	71,357

Total assets	239,903	—	168,546	71,357

Liabilities:
Derivative liabilities	9,996	—	190	9,806

		Fair value measurement at reporting date using
Description	Fair value as of March 31, 2022	Quoted price in active markets for identical assets (Level 1)	Significant other observable Inputs (Level 2)	Significant unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	128,084	—	128,084	—
Available-for-sale debt investments	74,866	—	—	74,866
Equity securities with readily determinable fair values	670	670	—	—

Total assets	203,620	670	128,084	74,866

Liabilities:
Derivative liabilities	9,086	—	—	9,086

Summary of Roll Forward of Major Level 3 Investments
The roll forward of major Level 3 investments are as following:

	Derivative liabilities	Available-for-sale debt investments
Fair value of Level 3 investments as at March 31, 2019	35,524	16,050
New addition	13,487	50,000
Conversion of Series D-1 Notes (Note 20)	(10,701)	—
Conversion of Series D-2 Notes (Note 20)	(10,614)	—
Unrealized fair value change of the derivative liabilities	(13,345)	—
Unrealized fair value change of the available-for-sale debt investments	—	4,278

Fair value of Level 3 investments as at March 31, 2020	14,351	70,328

New addition	9,581	—
Disposal of Series D-3 Notes (Note 20)	(2,377)	—
Unrealized fair value change of the derivative liabilities	(11,559)	—
Unrealized fair value change of the available-for-sale debt investments	—	1,029

Fair value of Level 3 investments as at March 31, 2021	9,996	71,357

New addition	—	16,000
Reclassification of forward exchange contracts	746	—
Unrealized fair value change of the derivative liabilities	(1,656)	—
Unrealized fair value change of the available-for-sale debt investments	—	(12,491)

Fair value of Level 3 investments as at March 31, 2022	9,086	74,866

Summary of Significant Unobservable Inputs
The Company determined the fair value of their investments by using income approach and equity allocation model. The determination of the fair value was based on estimates, judgments and information of other comparable public companies. The significant unobservable inputs adopted in the valuation as of March 31, 2021 and 2022:

	As of March 31, 2021	As of March 31, 2022
Weighted average cost of capital	15%,16.5%	15%,16.5,18%
Lack of marketability discount	17%,23%	17%,23%,29%
Risk-free rate	2.88%,2.87%	1.95% , ,2.23% , ,2.34% , ,2.36%
Expected volatility	41.79%,42.26%	39.88%,42.17%,42.48%,47.34%
Probability	Liquidation scenario: 40% Redemption scenario: 40% IPO scenario: 20%	Liquidation scenario: 20% Redemption scenario: 40% IPO scenario: 40%

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The significant unobservable inputs adopted in the valuation as of March 31, 2021 and 2022 are as follows:

	As of March 31, 2021	As of March 31, 2022
Spot price (US$)	5.57, 7.19	0.44, 6.93
Risk-free rate	0.00%, 0.9%	1.25%, 2.5%
Expected volatility	41.05%, 52.33%,	57.95%, 48.15%
Expected expiry years (in years)	0.50, 4.56	0.50, 3.56